Benefit Plans (Details 6) (VSEP awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
VSEP awards [Member]
Activities for unvested VSEP awards
Number of awards unvested, beginning balance	714
Number of awards, granted	1,442
Number of awards, vested	(764)
Number of awards, forfeited	(210)
Number of awards unvested, ending balance	1,182
Weighted-average grant-date fair value unvested, beginning balance	$ 11.35
Weighted-average grant-date fair value, granted	$ 14.16
Weighted-average grant-date fair value, vested	$ 13.09
Weighted-average grant-date fair value, forfeited	$ 12.94
Weighted-average grant-date fair value unvested, ending balance	$ 13.34